Commitments and Contingent Liabilities- Significant Industry Concentrations Related to Credit Exposure (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	$ 51,657,000,000	$ 46,629,000,000
Financial institutions
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	14,359,000,000	11,288,000,000
Unfunded commitments	17,000,000,000
Total exposure	31,400,000,000
Financial institutions | Banks
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	9,400,000,000
Unfunded commitments	2,300,000,000
Total exposure	11,700,000,000
Financial institutions | Asset managers
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,400,000,000
Unfunded commitments	4,100,000,000
Total exposure	5,500,000,000
Financial institutions | Insurance
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100,000,000
Unfunded commitments	4,300,000,000
Total exposure	4,400,000,000
Financial institutions | Securities industry
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	2,900,000,000
Unfunded commitments	2,000,000,000
Total exposure	4,900,000,000
Financial institutions | Government
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	400,000,000
Unfunded commitments	3,200,000,000
Total exposure	3,600,000,000
Financial institutions | Other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200,000,000
Unfunded commitments	1,100,000,000
Total exposure	1,300,000,000
Commercial
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	1,647,000,000	1,417,000,000
Unfunded commitments	19,500,000,000
Total exposure	21,100,000,000
Commercial | Energy and utilities
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	700,000,000
Unfunded commitments	5,900,000,000
Total exposure	6,600,000,000
Commercial | Services and other
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	600,000,000
Unfunded commitments	6,000,000,000
Total exposure	6,600,000,000
Commercial | Manufacturing
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	200,000,000
Unfunded commitments	5,900,000,000
Total exposure	6,100,000,000
Commercial | Media and telecom
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Loans	100,000,000
Unfunded commitments	1,700,000,000
Total exposure	$ 1,800,000,000